Expenses by nature - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Decrease in operating expenses	€ (229,600)
Operating expense	257,320	€ 486,945	€ 432,452
Impairment charge/reversal	1,869	(19,071)
Provision released, employer contribution costs on share-based compensation plans		23,200
Manufacturing and laboratory equipment
Disclosure of attribution of expenses by nature to their function [line items]
Impairment charge/reversal	€ 1,869	(14,618)
COVID VLA2001
Disclosure of attribution of expenses by nature to their function [line items]
Write-downs (reversals of write-downs) of inventories		159,400
Impairment charge/reversal		€ (14,800)